Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (20)	€ 7	€ (52)
Impairment (note 12)	(51)	(94)	(141)
Other gains and other losses	0	0	9
Gains or losses on non-current assets held for sale not classified as discontinued operations	(20)	7	(43)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (note 12)	(139)	(204)	(239)
Gain (loss) on sale (note 12)	€ 31	€ 101	€ 89